UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

Michael W. Stockton

Capital World Growth and Income Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income FundSM Semi-annual report for the six months ended May 31, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

Capital World Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2017 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	11.61%	9.87%	3.92%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.79% for Class A shares as of the prospectus dated April 7, 2017.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of June 30, 2017, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.82%.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The world’s equity markets rallied during the first half of the fiscal year, bolstered by better than expected economic data in Europe, Japan and China, stronger growth in the U.S., and receding political risk in Europe.

For the six months ended May 31, 2017, Capital World Growth and Income Fund delivered a total return of 14.10%. Over the same period, the MSCI ACWI (All Country World Index), the fund’s primary benchmark, returned 13.37%. The index measures the results of more than 40 developed and emerging equity markets. By way of comparison, the Lipper Global Funds Index, a peer group measure, rose 13.63%.

The fund aims to provide investors with both current income and long-term capital appreciation. For the reporting period, quarterly dividend payments totaled 52 cents a share. This amounted to an income return of 1.18%. Investors also received a capital gains distribution of $1.24 a share paid in December.

Results at a glance

For periods ended May 31, 2017, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 3/26/93)

Capital World Growth and Income Fund (Class A shares)	14.10%	17.15%	12.18%	4.51%	10.61%
MSCI ACWI (All Country World Index)*	13.37	17.53	11.51	3.63	7.31
Lipper Global Funds Index†	13.63	18.44	12.27	3.88	7.50

*	Results for the MSCI ACWI reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. It is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

Capital World Growth and Income Fund	1

Global growth picks up as political headwinds recede

The fiscal year began amid a rally across global markets, fueled by investor enthusiasm for policy change in the U.S. following the election of Donald Trump and signs of improving global growth. For the first time in years, all of the world’s major economies appeared on the road to recovery in one form or another. The market rally continued throughout the period and several key market indexes reached record highs.

In Europe, stocks advanced amid signs of improving economic growth. The upturn was further fueled by centrist Emmanuel Macron’s victory in the French presidential election. Macron’s defeat of populist candidate Marine Le Pen reassured investors that France will not seek to leave the European Union and trigger a breakup of the 28-nation bloc. The European Central Bank’s stimulus efforts remained aggressive throughout the period, and the bank indicated it would approach any stimulus reduction with caution. The strengthening of the euro versus the U.S. dollar during the period boosted returns for U.S.-based investors. For the six months ended May 31, 2017, the MSCI Europe ex U.K. Index gained 25.19%.*

Meanwhile, British Prime Minister Theresa May called for general elections in June, citing the need to shore up support for the U.K.’s plan to leave the EU. Shortly after the close of the reporting period, May’s Conservative Party was delivered a setback at the polls; while the Conservatives kept their position as the largest party they lost their outright majority, resulting in a hung Parliament. This cast further uncertainty over the Brexit process. Nevertheless, the U.K. stock market rose 16.81% in U.S. dollar terms.

Similarly, Japanese equity prices rose 9.82% as first-quarter GDP accelerated at a 2.2% annualized rate, the quickest pace in a year. The Consumer Price Index, a measure of inflation, rose a modest 0.4% in April. While the labor market remained strong, with unemployment at 2.8%, consumer spending declined 1.4% from the previous year, weighed down by a sharp decline in automobile purchases.

Emerging market equities rebounded strongly during the six-month period, aided by signs of better growth in China, a weaker U.S. dollar and improved corporate earnings. Chinese stocks rose 17.06%, bolstered by solid industrial production figures and a strong property market. Elsewhere in developing markets, Indian shares soared 21.38%, overcoming a major currency recall late last year that disrupted business and consumer spending. Brazilian stocks (+5.67%), however, were volatile amid allegations that President Michel Temer had encouraged political bribes, resurrecting uncertainty about the government’s commitment to reform.

*	Unless otherwise noted, country stock returns are based on MSCI indexes, expressed in U.S. dollars and assume the reinvestment of dividends. Results reflect dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes.

2	Capital World Growth and Income Fund

Where the fund’s assets were invested*

(percent invested by country of domicile)

	Capital World Growth and Income Fund	MSCI All Country World Index†

Europe	29.1%	22.2%
United Kingdom	11.6	6.0
Switzerland	4.5	3.0
France	4.5	3.5
Spain	2.8	1.2
Netherlands	1.3	1.2
Germany	1.2	3.2
Italy	.9	.7
Other Europe	2.3	3.4

The Americas	41.4	57.0
United States	37.3	52.6
Canada	2.5	3.0
Brazil	1.1	.8
Other Americas	.5	.6

Asia/Pacific	22.5	19.8
South Korea	5.2	1.7
Japan	4.8	7.7
Hong Kong	3.5	1.2
China	2.6	3.1
India	1.9	1.0
Taiwan	1.3	1.4
Thailand	1.3	.2
Australia	1.0	2.3
Other Asia/Pacific	.9	1.2

Other	1.2	1.0

Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	5.8	—

Total	100.0%	100.0%

*	Percent of net assets by country as of May 31, 2017.
†	The MSCI All Country World Index is weighted by market capitalization.

Capital World Growth and Income Fund	3

U.S. equity indexes rose to new highs on strong corporate earnings growth and improving economic sentiment. GDP growth in the first quarter increased at a 1.4% annual rate, a slower pace than in the previous quarter. The Trump administration has yet to follow through on its pledge to cut taxes, reduce regulations and boost infrastructure spending, but there remains potential for such action should the Republican-led Congress reach an agreement. The MSCI USA Index rose 10.88% for the period.

Inside the portfolio

In a broadly constructive market environment, the fund received positive contributions from holdings in nearly every market sector. Select holdings in the consumer discretionary sector were among the strongest contributors during the period. Shares of Netflix climbed 39.38% as the streaming video company generated better-than-expected subscriber growth and continued to expand its business outside the U.S. Online retailer Amazon (+32.52%) and Korean automaker Hyundai (+27.49%) also posted impressive gains.

Favorable stock selection among financials, the largest sector concentration, also supported the fund’s strong return. HDFC Bank, one of India’s largest private banks, gained 36.08% on higher profits in each of the past two quarters. French bank Societe Generale (+22.25%) and U.K. insurer Prudential (+15.77%), also generated strong gains.

Information technology holdings also added to the fund’s total return. Samsung Electronics, the fund’s largest investment, rose 34.92% on strong earnings from its memory chips business and its plans to pay dividends and buy back stock.

Largest equity holdings
(as of May 31, 2017)

Company	Country of domicile	Percent of net assets	Six-month return†

Samsung Electronics	South Korea	2.5%	34.92%
AbbVie	United States	2.0	8.59
Amgen	United States	1.7	7.75
Prudential	United Kingdom	1.6	15.77
Novartis	Switzerland	1.5	18.97
Philip Morris International	United States	1.4	35.70
Royal Dutch Shell*	United Kingdom	1.4	6.27
Alphabet*	United States	1.4	27.22
Imperial Brands	United Kingdom	1.3	9.04
Broadcom	United States	1.3	40.47

*	Six-month return for Royal Dutch Shell & Alphabet represents Class A shares only.
†	Returns shown are on a share price basis.

4	Capital World Growth and Income Fund

No. 10 holding Broadcom advanced 40.47%, lifted by demand for its communications chips used in smartphones, and plans to double its dividend. Energy companies detracted from the fund’s overall result. Canadian Natural Resources (–14.58%) and EOG Resources (–11.91%) both lost ground, and although No. 7 holding Royal Dutch Shell (+6.27%) produced a positive return, it trailed the broader market.

Elsewhere among the fund’s top 10 holdings, drugmakers Abbvie (+8.59%), Amgen (+7.75%) and Novartis (+18.97%) advanced, as did shares of Alphabet (+27.22%), the parent of Google, as mobile search and ad sales boosted earnings. Tobacco companies Philip Morris International and Imperial Brands rose 35.70% and 9.04%, respectively.

Looking forward

The global economy has improved considerably in recent months. With the French presidential election in the rearview mirror, investors are now focused on surprisingly positive growth in Europe. We expect the U.S. economy to accelerate further, and are encouraged by recent developments in China, where the nation’s leaders are managing a transition to a more balanced economy. Corporate profits in developing countries continue to grow.

However, uncertainties remain: U.K. Prime Minister Theresa May’s setback in June Parliamentary elections has further clouded the path forward for Brexit negotiations. Questions remain about the impact of rising rates on dividend-paying equities. On the whole, U.S. equity valuations appear high. Indeed, although developed and developing international markets have led the U.S. thus far in 2017, valuations generally remain lower in non-U.S. markets and we are finding more long-term investment opportunities in Europe and emerging markets.

We thank you for your continued support of Capital World Growth and Income Fund and look forward to reporting to you at the close of the fiscal year.

Cordially,

Mark E. Denning	Michael Cohen
President	Senior Vice President

July 13, 2017

For current information about the fund, visit americanfunds.com.

Capital World Growth and Income Fund	5

Summary investment portfolio May 31, 2017	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	37.31%
Euro zone*	12.09
United Kingdom	11.57
South Korea	5.19
Japan	4.82
Switzerland	4.53
Hong Kong	3.52
China	2.57
Canada	2.53
Other countries	10.03
Bonds, notes & other debt instruments, short-term securities & other assets less liabilities	5.84
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks 94.03%	Shares	Value (000)
Financials 15.41%
Prudential PLC	63,471,799	$1,419,705
HDFC Bank Ltd.[1]	35,766,610	915,604
HDFC Bank Ltd. (ADR)	569,900	50,037
Barclays PLC	311,082,756	841,711
AIA Group Ltd.	107,883,196	764,903
UBS Group AG	45,156,000	717,983
Société Générale	11,816,826	619,518
Zurich Insurance Group AG	2,009,844	590,783
Other securities		7,946,516
		13,866,760

Information technology 14.56%
Samsung Electronics Co., Ltd.	1,108,593	2,213,027
Alphabet Inc., Class A2	702,580	693,510
Alphabet Inc., Class C2	565,867	545,982
Broadcom Ltd.	4,831,454	1,157,037
Taiwan Semiconductor Manufacturing Co., Ltd.	146,220,000	986,823

6	Capital World Growth and Income Fund

	Shares	Value (000)
Intel Corp.	21,821,000	$787,956
Apple Inc.	5,156,829	787,757
Microsoft Corp.	9,563,200	667,894
Alibaba Group Holding Ltd. (ADR)[2]	5,181,280	634,500
Texas Instruments Inc.	7,254,400	598,415
Tencent Holdings Ltd.	16,662,100	572,185
Other securities		3,460,302
		13,105,388

Consumer discretionary 11.84%
Netflix, Inc.[2]	6,243,089	1,018,060
Amazon.com, Inc.[2]	1,005,483	1,000,073
Hyundai Motor Co.	5,662,100	824,332
Other securities		7,815,283
		10,657,748

Health care 10.26%
AbbVie Inc.	27,284,095	1,801,296
Amgen Inc.	9,676,869	1,502,237
Novartis AG	16,294,491	1,334,111
Stryker Corp.	5,175,500	739,890
Takeda Pharmaceutical Co. Ltd.	13,980,200	720,406
Medtronic PLC	7,664,000	645,922
Teva Pharmaceutical Industries Ltd. (ADR)	22,831,500	636,086
Other securities		1,850,850
		9,230,798

Industrials 8.44%
Boeing Co.	4,264,000	800,054
Lockheed Martin Corp.	2,160,399	607,353
Abertis Infraestructuras, SA, Class A, non-registered shares	31,853,649	582,723
Airbus SE, non-registered shares	6,788,798	557,246
General Dynamics Corp.	2,647,400	538,084
Other securities		4,512,098
		7,597,558

Consumer staples 7.28%
Philip Morris International Inc.	10,823,800	1,296,691
Imperial Brands PLC	25,346,600	1,185,153
Altria Group, Inc.	10,415,100	785,715
Nestlé SA	9,133,052	779,358
Other securities		2,504,628
		6,551,545

Energy 6.48%
Royal Dutch Shell PLC, Class A	23,077,679	624,423
Royal Dutch Shell PLC, Class B	18,721,776	517,057
Royal Dutch Shell PLC, Class A (ADR)	974,206	53,007
Royal Dutch Shell PLC, Class A (EUR denominated)	1,816,081	49,268
Royal Dutch Shell PLC, Class B (ADR)	344,800	19,381
TOTAL SA	11,369,431	603,725
Suncor Energy Inc.	17,310,017	541,783
Canadian Natural Resources, Ltd.	17,823,448	513,784

Capital World Growth and Income Fund	7

Common stocks (continued)	Shares	Value (000)
Energy (continued)
EOG Resources, Inc.	5,647,587	$510,034
Other securities		2,403,297
		5,835,759

Utilities 4.73%
SSE PLC	36,508,937	707,951
Iberdrola, SA, non-registered shares	67,173,376	535,610
Other securities		3,013,085
		4,256,646

Materials 3.87%
Vale SA, Class A, preferred nominative	58,528,700	466,464
Vale SA, Class A, preferred nominative (ADR)	13,473,900	106,444
Other securities		2,908,470
		3,481,378

Telecommunication services 3.52%
Verizon Communications Inc.	22,766,793	1,061,843
Nippon Telegraph and Telephone Corp.	16,896,000	809,788
Other securities		1,295,284
		3,166,915

Real estate 2.86%
Cheung Kong Property Holdings Ltd.	76,280,856	572,653
Other securities		2,001,595
		2,574,248

Miscellaneous 4.78%
Other common stocks in initial period of acquisition		4,304,992

Total common stocks (cost: $65,316,828,000)		84,629,735

Rights & warrants 0.01%
Financials 0.01%
Other security		5,125

Total rights & warrants (cost: $0)		5,125

Convertible stocks 0.12%
Other 0.12%
Other securities		109,765

Total convertible stocks (cost: $101,530,000)		109,765

	Principal amount
Bonds, notes & other debt instruments 1.19%	(000)
Corporate bonds & notes 0.78%
Other securities		701,397

8	Capital World Growth and Income Fund

	Principal amount	Value
	(000)	(000)
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Other securities		$296,053

U.S. Treasury bonds & notes 0.08%
U.S. Treasury 0.08%
Other securities		77,422

Total bonds, notes & other debt instruments (cost: $1,009,880,000)		1,074,872

Short-term securities 4.15%
Federal Home Loan Bank 0.76%–0.99% due 6/1/2017–10/20/2017	$1,037,400	1,036,184
Other securities		2,695,773

Total short-term securities (cost: $3,731,997,000)		3,731,957
Total investment securities 99.50% (cost: $70,160,235,000)		89,551,454
Other assets less liabilities 0.50%		446,784

Net assets 100.00%		$89,998,238

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” also includes a loan participation or assignment, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,650,000, which represented .11% of the net assets of the fund. “Other securities” also includes securities (with an aggregate value of $2,089,433,000, which represented 2.32% of the net assets of the fund) which were acquired in transactions exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes a security which was pledged as collateral. The total value of pledged collateral was $2,628,000, which represented less than .01% of the net assets of the fund.

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales			at 5/31/2017
(000)	(000)	Counterparty	Settlement date	(000)
USD92,560	GBP71,608	Citibank	6/8/2017	$277
USD179,950	GBP140,000	JPMorgan Chase	6/9/2017	(478)
				$(201)

Capital World Growth and Income Fund	9

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2017, appear below.

	Beginning			Ending
	shares	Additions	Reductions	shares
Greene King PLC	16,760,403	—	305,000	16,455,403
Ocado Group PLC[2]	39,080,197	—	—	39,080,197
Golar LNG Ltd.[3]	5,422,000	—	575,000	4,847,000

				Value of
	Net realized	Net unrealized	Dividend	affiliates at
	loss	appreciation	income	5/31/2017
	(000)	(000)	(000)	(000)
Greene King PLC	$(1,493)	$20,262	$1,852	$159,969
Ocado Group PLC[2]	—	26,438	—	158,460
Golar LNG Ltd.[3]	(20,509)	16,345	542	—
	$(22,002)	$63,045	$2,394	$318,429

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $1,051,316,000, which represented 1.17% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Unaffiliated issuer at 5/31/2017.

Key to abbreviations and symbol

ADR = American Depositary Receipts

EUR = Euros

GBP = British pounds

USD/$ = U.S. dollars

See Notes to Financial Statements

10	Capital World Growth and Income Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,746,275)	$89,233,025
Affiliated issuers (cost: $413,960)	318,429	$89,551,454
Cash		43
Cash denominated in currencies other than U.S. dollars (cost: $30,973)		30,995
Unrealized appreciation on open forward currency contracts		277
Receivables for:
Sales of investments	537,444
Sales of fund’s shares	131,884
Dividends and interest	302,247
Other	1,841	973,416
		90,556,185
Liabilities:
Unrealized depreciation on open forward currency contracts		478
Payables for:
Purchases of investments	340,154
Repurchases of fund’s shares	138,809
Closed forward currency contracts	2,548
Investment advisory services	28,336
Services provided by related parties	29,756
Trustees’ deferred compensation	1,530
Other	16,336	557,469
Net assets at May 31, 2017		$89,998,238

Net assets consist of:
Capital paid in on shares of beneficial interest		$68,275,952
Undistributed net investment income		422,820
Undistributed net realized gain		1,908,038
Net unrealized appreciation		19,391,428
Net assets at May 31, 2017		$89,998,238

See Notes to Financial Statements

Capital World Growth and Income Fund	11

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,840,216 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$54,259,526	1,108,358		$48.95
Class C	2,808,599	58,036		48.39
Class T	10	—	*	48.96
Class F-1	3,624,816	74,203		48.85
Class F-2	6,903,230	141,099		48.92
Class F-3	637,999	13,030		48.97
Class 529-A	3,213,233	65,849		48.80
Class 529-C	720,498	14,843		48.54
Class 529-E	129,698	2,662		48.72
Class 529-T	10	—	*	48.96
Class 529-F-1	136,181	2,788		48.85
Class R-1	230,295	4,752		48.46
Class R-2	933,229	19,306		48.34
Class R-2E	36,868	756		48.77
Class R-3	2,020,715	41,561		48.62
Class R-4	1,880,875	38,513		48.84
Class R-5E	10,649	218		48.91
Class R-5	1,204,880	24,599		48.98
Class R-6	11,246,927	229,643		48.98

*	Amount less than one thousand.

See Notes to Financial Statements

12	Capital World Growth and Income Fund

Statement of operations	unaudited
for the six months ended May 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $70,987; also includes $2,394 from affiliates)	$1,322,358
Interest (net of non-U.S. taxes of $88)	50,000	$1,372,358
Fees and expenses*:
Investment advisory services	159,457
Distribution services	99,262
Transfer agent services	47,754
Administrative services	10,846
Reports to shareholders	2,018
Registration statement and prospectus	1,558
Trustees’ compensation	404
Auditing and legal	88
Custodian	5,026
Other	1,503	327,916
Net investment income		1,044,442

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,795):
Unaffiliated issuers	2,086,956
Affiliated issuers	(22,002)
Forward currency contracts	(5,544)
Currency transactions	(22,787)	2,036,623
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $1,381):
Unffiliated issuers	8,093,750
Affiliated issuers	63,045
Forward currency contracts	3,715
Currency translations	5,040	8,165,550
Net realized gain and unrealized appreciation		10,202,173

Net increase in net assets resulting from operations		$11,246,615

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Capital World Growth and Income Fund	13

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2017*	November 30, 2016
Operations:
Net investment income	$1,044,442	$1,774,755
Net realized gain	2,036,623	2,420,318
Net unrealized appreciation (depreciation)	8,165,550	(2,311,364)
Net increase in net assets resulting from operations	11,246,615	1,883,709

Dividends and distributions paid to shareholders:
Dividends from net investment income	(949,798)	(1,920,044)
Distributions from net realized gain on investments	(2,239,604)	(1,318,506)
Total dividends and distributions paid to shareholders	(3,189,402)	(3,238,550)

Net capital share transactions	891,281	(1,900,242)

Total increase (decrease) in net assets	8,948,494	(3,255,083)

Net assets:
Beginning of period	81,049,744	84,304,827
End of period (including undistributed net investment income: $422,820 and $328,176, respectively)	$89,998,238	$81,049,744

*	Unaudited.

See Notes to Financial Statements

14	Capital World Growth and Income Fund

Notes to financial statements	unaudited

1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make

Capital World Growth and Income Fund	15

estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

16	Capital World Growth and Income Fund

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation

Capital World Growth and Income Fund	17

guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity

18	Capital World Growth and Income Fund

associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2017 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$12,951,156	$915,604	$—	$13,866,760
Information technology	12,969,676	135,712	—	13,105,388
Consumer discretionary	10,657,748	—	—	10,657,748
Health care	9,230,798	—	—	9,230,798
Industrials	7,597,558	—	—	7,597,558
Consumer staples	6,551,545	—	—	6,551,545
Energy	5,835,759	—	—	5,835,759
Utilities	4,256,646	—	—	4,256,646
Materials	3,481,378	—	—	3,481,378
Telecommunication services	3,166,915	—	—	3,166,915
Real estate	2,574,248	—	—	2,574,248
Miscellaneous	4,304,992	—	—	4,304,992
Rights & warrants	5,125	—	—	5,125
Convertible stocks	109,765	—	—	109,765
Bonds, notes & other debt instruments	—	1,074,872	—	1,074,872
Short-term securities	—	3,731,957	—	3,731,957
Total	$83,693,309	$5,858,145	$—	$89,551,454

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$277	$—	$277
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(478)	—	(478)
Total	$—	$(201)	$—	$(201)

*	Securities with a value of $40,326,428,000, which represented 44.81% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or

Capital World Growth and Income Fund	19

particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

20	Capital World Growth and Income Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $1,362,133,000.

Capital World Growth and Income Fund	21

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2017 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$277	Unrealized depreciation on open forward currency contracts	$478

Forward currency	Currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	2,548
			$277		$3,026

		Net realized loss		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized loss on forward currency contracts	$(5,544)	Net unrealized appreciation on forward currency contracts	$3,715

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

22	Capital World Growth and Income Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2017, if close-out netting was exercised (dollars in thousands):

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
Citibank	$277	$—	$(277)	$—	$—
Liabilities:
HSBC Bank	$2,384	$—	$(2,331)	$—	$53
JPMorgan Chase	642	—	(280)	—	362
Total	$3,026	$—	$(2,611)	$—	$415

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, by state tax authorities for tax years before 2011 and by tax authorities outside the U.S. for tax years before 2010.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Capital World Growth and Income Fund	23

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S. and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2016, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$518,467
Undistributed long-term capital gains	2,164,509

As of May 31, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$21,525,096
Gross unrealized depreciation on investment securities	(2,387,029)
Net unrealized appreciation on investment securities	19,138,067
Cost of investment securities	70,413,387

24	Capital World Growth and Income Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2017			Year ended November 30, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$584,631	$1,387,059	$1,971,690	$1,228,463		$841,069		$2,069,532
Class B1	240	1,562	1,802	3,095		5,311		8,406
Class C	21,347	80,390	101,737	52,549		58,523		111,072
Class T2	—	—	—
Class F-1	38,330	91,483	129,813	78,808		60,077		138,885
Class F-2	76,764	159,723	236,487	124,210		66,264		190,474
Class F-3[3]	173	—	173
Class 529-A	32,677	79,155	111,832	65,347		45,971		111,318
Class 529-B1	34	220	254	345		587		932
Class 529-C	4,910	18,264	23,174	10,214		11,002		21,216
Class 529-E	1,200	3,236	4,436	2,440		1,908		4,348
Class 529-T2	—	—	—
Class 529-F-1	1,477	3,215	4,692	2,780		1,763		4,543
Class R-1	1,718	6,189	7,907	3,872		4,003		7,875
Class R-2	7,032	25,406	32,438	15,985		16,608		32,593
Class R-2E	200	461	661	147		23		170
Class R-3	19,118	52,656	71,774	42,043		34,912		76,955
Class R-4	20,044	48,186	68,230	43,192		31,267		74,459
Class R-5E	115	240	355	—	[4]	—	[4]	—	[4]
Class R-5	14,801	30,978	45,779	33,645		21,688		55,333
Class R-6	124,987	251,181	376,168	212,909		117,530		330,439
Total	$949,798	$2,239,604	$3,189,402	$1,920,044		$1,318,506		$3,238,550

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.
[4]	Amount less than one thousand.

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7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2017, the investment advisory services fee was $159,457,000, which was equivalent to an annualized rate of 0.375% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

26	Capital World Growth and Income Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

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For the six months ended May 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$61,816	$33,584		$2,608		Not applicable
Class B1	135	28		Not applicable		Not applicable
Class C	14,202	1,895		714		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	4,328	2,295		868		Not applicable
Class F-2	Not applicable	3,358		1,580		Not applicable
Class F-3[4]	Not applicable	3		50		Not applicable
Class 529-A	3,343	1,632		756		$1,032
Class 529-B1	17	4		1		1
Class 529-C	3,396	399		172		234
Class 529-E	303	37		31		42
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	68		31		43
Class R-1	1,129	118		57		Not applicable
Class R-2	3,421	1,634		230		Not applicable
Class R-2E	81	25		7		Not applicable
Class R-3	4,867	1,467		488		Not applicable
Class R-4	2,224	893		446		Not applicable
Class R-5E	Not applicable	7		2		Not applicable
Class R-5	Not applicable	289		294		Not applicable
Class R-6	Not applicable	18		2,511		Not applicable
Total class-specific expenses	$99,262	$47,754		$10,846		$1,352

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

28	Capital World Growth and Income Fund

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $404,000 in the fund’s statement of operations reflects $284,000 in current fees (either paid in cash or deferred) and a net increase of $120,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2017.

Capital World Growth and Income Fund	29

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2017

Class A	$1,434,362	30,988		$1,934,113	43,748	$(4,486,710)	(97,280)	$(1,118,235)	(22,544)
Class B2	53	1		1,789	41	(76,246)	(1,666)	(74,404)	(1,624)
Class C	130,140	2,836		100,210	2,297	(625,674)	(13,700)	(395,324)	(8,567)
Class T3	10	—	[4]	—	—	—	—	10	— [4]
Class F-1	432,360	9,373		126,199	2,860	(547,528)	(11,832)	11,031	401
Class F-2	1,838,628	39,732		226,204	5,114	(1,408,560)	(30,365)	656,272	14,481
Class F-3[5]	620,624	13,217		173	4	(9,149)	(191)	611,648	13,030
Class 529-A	137,665	2,996		111,789	2,536	(181,893)	(3,971)	67,561	1,561
Class 529-B2	25	1		254	6	(11,073)	(243)	(10,794)	(236)
Class 529-C	29,748	650		23,149	529	(55,841)	(1,227)	(2,944)	(48)
Class 529-E	5,789	126		4,434	101	(9,407)	(206)	816	21
Class 529-T3	10	—	[4]	—	—	—	—	10	— [4]
Class 529-F-1	14,155	307		4,688	106	(9,918)	(216)	8,925	197
Class R-1	8,592	188		7,898	181	(30,643)	(669)	(14,153)	(300)
Class R-2	81,732	1,790		32,399	743	(186,151)	(4,091)	(72,020)	(1,558)
Class R-2E	20,176	441		662	15	(2,905)	(63)	17,933	393
Class R-3	224,098	4,872		71,643	1,632	(366,828)	(8,009)	(71,087)	(1,505)
Class R-4	205,780	4,461		68,206	1,546	(308,103)	(6,756)	(34,117)	(749)
Class R-5E	1,383	30		354	8	(691)	(14)	1,046	24
Class R-5	154,881	3,349		45,724	1,033	(223,953)	(4,803)	(23,348)	(421)
Class R-6	1,647,270	35,385		376,128	8,496	(690,943)	(14,765)	1,332,455	29,116
Total net increase (decrease)	$6,987,481	150,743		$3,136,016	70,996	$(9,232,216)	(200,067)	$891,281	21,672

30	Capital World Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2016

Class A	$2,528,742	58,336	$2,029,083	46,895	$(7,121,616)	(162,735)	$(2,563,791)	(57,504)
Class B	748	17	8,342	194	(285,233)	(6,621)	(276,143)	(6,410)
Class C	237,940	5,546	109,049	2,547	(1,086,695)	(25,274)	(739,706)	(17,181)
Class F-1	850,298	19,741	135,578	3,139	(1,410,352)	(32,847)	(424,476)	(9,967)
Class F-2	2,960,952	67,770	178,908	4,137	(1,689,935)	(38,917)	1,449,925	32,990
Class 529-A	234,685	5,414	111,298	2,580	(378,113)	(8,659)	(32,130)	(665)
Class 529-B	267	6	931	22	(29,987)	(694)	(28,789)	(666)
Class 529-C	59,309	1,374	21,210	494	(110,955)	(2,553)	(30,436)	(685)
Class 529-E	10,023	231	4,347	101	(17,124)	(392)	(2,754)	(60)
Class 529-F-1	19,301	444	4,541	105	(19,906)	(457)	3,936	92
Class R-1	16,394	383	7,863	183	(53,236)	(1,230)	(28,979)	(664)
Class R-2	149,565	3,485	32,556	761	(303,990)	(7,063)	(121,869)	(2,817)
Class R-2E	16,082	370	170	4	(1,530)	(36)	14,722	338
Class R-3	335,432	7,749	76,811	1,786	(704,579)	(16,318)	(292,336)	(6,783)
Class R-4	361,234	8,307	74,442	1,724	(652,596)	(15,036)	(216,920)	(5,005)
Class R-5E	8,656	194	—	—	—	—	8,656	194
Class R-5	208,737	4,797	55,314	1,279	(502,726)	(11,772)	(238,675)	(5,696)
Class R-6	2,137,677	49,550	330,373	7,632	(848,527)	(19,554)	1,619,523	37,628
Total net increase (decrease)	$10,136,042	233,714	$3,180,816	73,583	$(15,217,100)	(350,158)	$(1,900,242)	(42,861)

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,500,312,000 and $18,061,762,000, respectively, during the six months ended May 31, 2017.

Capital World Growth and Income Fund	31

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2017[4,5]	$44.61	$.56	$5.54	$6.10
Year ended 11/30/2016	45.34	.96	.06	1.02
Year ended 11/30/2015	47.87	.90	(2.38)	(1.48)
Year ended 11/30/2014	44.68	1.20	3.00	4.20
Year ended 11/30/2013	36.75	.83	8.13	8.96
Year ended 11/30/2012	32.57	.87	4.28	5.15
Class C:
Six months ended 5/31/2017[4,5]	44.12	.37	5.47	5.84
Year ended 11/30/2016	44.85	.61	.05	.66
Year ended 11/30/2015	47.34	.52	(2.34)	(1.82)
Year ended 11/30/2014	44.19	.83	2.96	3.79
Year ended 11/30/2013	36.36	.50	8.05	8.55
Year ended 11/30/2012	32.23	.59	4.24	4.83
Class T:
Period from 4/7/2017 to 5/31/2017[4,5,8]	46.73	.26	1.97	2.23
Class F-1:
Six months ended 5/31/2017[4,5]	44.53	.55	5.52	6.07
Year ended 11/30/2016	45.25	.93	.08	1.01
Year ended 11/30/2015	47.78	.89	(2.39)	(1.50)
Year ended 11/30/2014	44.59	1.21	2.97	4.18
Year ended 11/30/2013	36.68	.82	8.11	8.93
Year ended 11/30/2012	32.51	.87	4.28	5.15
Class F-2:
Six months ended 5/31/2017[4,5]	44.59	.62	5.52	6.14
Year ended 11/30/2016	45.33	1.07	.05	1.12
Year ended 11/30/2015	47.85	1.01	(2.37)	(1.36)
Year ended 11/30/2014	44.67	1.23	3.07	4.30
Year ended 11/30/2013	36.74	.94	8.13	9.07
Year ended 11/30/2012	32.56	.97	4.28	5.25
Class F-3:
Period from 1/27/2017 to 5/31/2017[4,5,11]	45.54	.61	3.06	3.67

32	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.52)	$(1.24)	$(1.76)	$48.95	14.10%[6]		$54,259		.77%[7]		2.44%[7]
(1.04)	(.71)	(1.75)	44.61	2.42		50,454		.79		2.20
(1.05)	—	(1.05)	45.34	(3.12)		53,886		.77		1.93
(1.01)	—	(1.01)	47.87	9.52		57,559		.77		2.59
(1.03)	—	(1.03)	44.68	24.77		54,676		.80		2.05
(.97)	—	(.97)	36.75	16.14		46,323		.82		2.52

(.33)	(1.24)	(1.57)	48.39	13.63	[6]	2,809		1.57	[7]	1.60	[7]
(.68)	(.71)	(1.39)	44.12	1.60		2,938		1.59		1.41
(.67)	—	(.67)	44.85	(3.87)		3,757		1.57		1.13
(.64)	—	(.64)	47.34	8.65		4,582		1.57		1.82
(.72)	—	(.72)	44.19	23.79		4,819		1.60		1.26
(.70)	—	(.70)	36.36	15.19		4,373		1.61		1.73

—	—	—	48.96	4.77	[6,9]	—	[10]	.08	[6,9]	.55	[6,9]

(.51)	(1.24)	(1.75)	48.85	14.06	[6]	3,625		.83	[7]	2.39	[7]
(1.02)	(.71)	(1.73)	44.53	2.39		3,286		.83		2.14
(1.03)	—	(1.03)	45.25	(3.17)		3,791		.81		1.90
(.99)	—	(.99)	47.78	9.48		3,861		.81		2.62
(1.02)	—	(1.02)	44.59	24.75		3,976		.82		2.03
(.98)	—	(.98)	36.68	16.16		3,177		.80		2.52

(.57)	(1.24)	(1.81)	48.92	14.22	[6]	6,903		.55	[7]	2.70	[7]
(1.15)	(.71)	(1.86)	44.59	2.66		5,646		.55		2.45
(1.16)	—	(1.16)	45.33	(2.90)		4,244		.54		2.16
(1.12)	—	(1.12)	47.85	9.76		4,168		.53		2.66
(1.14)	—	(1.14)	44.67	25.13		2,541		.54		2.31
(1.07)	—	(1.07)	36.74	16.43		1,857		.54		2.80

(.24)	—	(.24)	48.97	8.09	[6]	638		.15	[6]	1.28	[6]

See page 39 for footnotes.

Capital World Growth and Income Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
Six months ended 5/31/2017[4,5]	$44.48	$.55	$5.52	$6.07
Year ended 11/30/2016	45.21	.92	.06	.98
Year ended 11/30/2015	47.73	.86	(2.37)	(1.51)
Year ended 11/30/2014	44.55	1.15	3.00	4.15
Year ended 11/30/2013	36.65	.80	8.10	8.90
Year ended 11/30/2012	32.49	.84	4.27	5.11
Class 529-C:
Six months ended 5/31/2017[4,5]	44.25	.37	5.49	5.86
Year ended 11/30/2016	44.98	.58	.06	.64
Year ended 11/30/2015	47.49	.49	(2.35)	(1.86)
Year ended 11/30/2014	44.33	.79	2.99	3.78
Year ended 11/30/2013	36.48	.48	8.07	8.55
Year ended 11/30/2012	32.34	.57	4.25	4.82
Class 529-E:
Six months ended 5/31/2017[4,5]	44.41	.49	5.52	6.01
Year ended 11/30/2016	45.14	.82	.07	.89
Year ended 11/30/2015	47.65	.75	(2.36)	(1.61)
Year ended 11/30/2014	44.48	1.04	2.99	4.03
Year ended 11/30/2013	36.59	.70	8.10	8.80
Year ended 11/30/2012	32.44	.76	4.26	5.02
Class 529-T:
Period from 4/7/2017 to 5/31/2017[4,5,8]	46.73	.26	1.97	2.23
Class 529-F-1:
Six months ended 5/31/2017[4,5]	44.52	.60	5.53	6.13
Year ended 11/30/2016	45.25	1.02	.06	1.08
Year ended 11/30/2015	47.78	.96	(2.37)	(1.41)
Year ended 11/30/2014	44.60	1.25	3.00	4.25
Year ended 11/30/2013	36.68	.89	8.12	9.01
Year ended 11/30/2012	32.51	.91	4.28	5.19
Class R-1:
Six months ended 5/31/2017[4,5]	44.18	.38	5.48	5.86
Year ended 11/30/2016	44.91	.62	.07	.69
Year ended 11/30/2015	47.42	.54	(2.36)	(1.82)
Year ended 11/30/2014	44.26	.84	2.98	3.82
Year ended 11/30/2013	36.42	.52	8.06	8.58
Year ended 11/30/2012	32.29	.61	4.24	4.85

34	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.51)	$(1.24)	$(1.75)	$48.80	14.07%[6]	$3,213		.84%[7]		2.38%[7]
(1.00)	(.71)	(1.71)	44.48	2.34	2,859		.87		2.12
(1.01)	—	(1.01)	45.21	(3.19)	2,936		.86		1.84
(.97)	—	(.97)	47.73	9.43	3,104		.86		2.50
(1.00)	—	(1.00)	44.55	24.67	2,853		.88		1.97
(.95)	—	(.95)	36.65	16.04	2,299		.89		2.45

(.33)	(1.24)	(1.57)	48.54	13.63 [6]	720		1.62	[7]	1.60	[7]
(.66)	(.71)	(1.37)	44.25	1.55	659		1.64		1.35
(.65)	—	(.65)	44.98	(3.95)	701		1.64		1.07
(.62)	—	(.62)	47.49	8.57	756		1.64		1.73
(.70)	—	(.70)	44.33	23.69	709		1.66		1.19
(.68)	—	(.68)	36.48	15.14	582		1.68		1.66

(.46)	(1.24)	(1.70)	48.72	13.93 [6]	130		1.07	[7]	2.15	[7]
(.91)	(.71)	(1.62)	44.41	2.11	117		1.09		1.90
(.90)	—	(.90)	45.14	(3.41)	122		1.09		1.61
(.86)	—	(.86)	47.65	9.16	130		1.09		2.27
(.91)	—	(.91)	44.48	24.36	122		1.11		1.74
(.87)	—	(.87)	36.59	15.78	99		1.13		2.20

—	—	—	48.96	4.77 [6,9]	—	[10]	.09	[6,9]	.54	[6,9]

(.56)	(1.24)	(1.80)	48.85	14.20 [6]	136		.62	[7]	2.62	[7]
(1.10)	(.71)	(1.81)	44.52	2.56	115		.64		2.34
(1.12)	—	(1.12)	45.25	(2.99)	113		.64		2.07
(1.07)	—	(1.07)	47.78	9.66	114		.64		2.71
(1.09)	—	(1.09)	44.60	24.98	100		.66		2.19
(1.02)	—	(1.02)	36.68	16.27	78		.67		2.65

(.34)	(1.24)	(1.58)	48.46	13.66 [6]	230		1.55	[7]	1.65	[7]
(.71)	(.71)	(1.42)	44.18	1.65	223		1.55		1.44
(.69)	—	(.69)	44.91	(3.87)	257		1.54		1.16
(.66)	—	(.66)	47.42	8.69	302		1.54		1.83
(.74)	—	(.74)	44.26	23.84	302		1.55		1.30
(.72)	—	(.72)	36.42	15.27	276		1.56		1.79

See page 39 for footnotes.

Capital World Growth and Income Fund	35

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2:
Six months ended 5/31/2017[4,5]	$44.07	$.38	$5.47	$5.85
Year ended 11/30/2016	44.81	.62	.06	.68
Year ended 11/30/2015	47.31	.56	(2.35)	(1.79)
Year ended 11/30/2014	44.17	.85	2.96	3.81
Year ended 11/30/2013	36.35	.54	8.04	8.58
Year ended 11/30/2012	32.22	.61	4.24	4.85
Class R-2E:
Six months ended 5/31/2017[4,5]	44.47	.51	5.46	5.97
Year ended 11/30/2016	45.25	.73	.10	.83
Year ended 11/30/2015	47.84	.72	(2.39)	(1.67)
Period from 8/29/2014 to 11/30/2014[4,12]	47.71	.12	.21	.33
Class R-3:
Six months ended 5/31/2017[4,5]	44.32	.48	5.51	5.99
Year ended 11/30/2016	45.05	.82	.06	.88
Year ended 11/30/2015	47.57	.75	(2.37)	(1.62)
Year ended 11/30/2014	44.40	1.05	2.98	4.03
Year ended 11/30/2013	36.53	.71	8.08	8.79
Year ended 11/30/2012	32.38	.77	4.25	5.02
Class R-4:
Six months ended 5/31/2017[4,5]	44.51	.56	5.53	6.09
Year ended 11/30/2016	45.24	.95	.06	1.01
Year ended 11/30/2015	47.76	.89	(2.37)	(1.48)
Year ended 11/30/2014	44.58	1.19	2.99	4.18
Year ended 11/30/2013	36.67	.83	8.11	8.94
Year ended 11/30/2012	32.50	.87	4.28	5.15
Class R-5E:
Six months ended 5/31/2017[4,5]	44.59	.62	5.51	6.13
Year ended 11/30/2016	45.34	1.01	.06	1.07
Period from 11/20/2015 to 11/30/2015[4,13]	45.70	.02	(.38)	(.36)
Class R-5:
Six months ended 5/31/2017[4,5]	44.64	.63	5.54	6.17
Year ended 11/30/2016	45.37	1.10	.04	1.14
Year ended 11/30/2015	47.90	1.03	(2.38)	(1.35)
Year ended 11/30/2014	44.70	1.35	2.99	4.34
Year ended 11/30/2013	36.77	.96	8.12	9.08
Year ended 11/30/2012	32.59	.98	4.28	5.26

36	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2]

$(.34)	$(1.24)	$(1.58)	$48.34	13.67%[6]	$933		1.54%[7]		1.65%[7]
(.71)	(.71)	(1.42)	44.07	1.63	920		1.54		1.44
(.71)	—	(.71)	44.81	(3.82)	1,061		1.50		1.20
(.67)	—	(.67)	47.31	8.69	1,244		1.52		1.86
(.76)	—	(.76)	44.17	23.88	1,277		1.51		1.35
(.72)	—	(.72)	36.35	15.30	1,150		1.55		1.78

(.43)	(1.24)	(1.67)	48.77	13.83 [6]	37		1.23	[7]	2.21	[7]
(.90)	(.71)	(1.61)	44.47	1.98	16		1.23		1.68
(.92)	—	(.92)	45.25	(3.54)	1		1.19		1.54
(.20)	—	(.20)	47.84	.70 [6,9]	—	[10]	.30	[6,9]	.26	[6,9]

(.45)	(1.24)	(1.69)	48.62	13.92 [6]	2,021		1.10	[7]	2.11	[7]
(.90)	(.71)	(1.61)	44.32	2.10	1,909		1.10		1.88
(.90)	—	(.90)	45.05	(3.43)	2,246		1.09		1.61
(.86)	—	(.86)	47.57	9.18	2,629		1.09		2.28
(.92)	—	(.92)	44.40	24.41	2,651		1.09		1.76
(.87)	—	(.87)	36.53	15.81	2,335		1.10		2.23

(.52)	(1.24)	(1.76)	48.84	14.10 [6]	1,881		.80	[7]	2.42	[7]
(1.03)	(.71)	(1.74)	44.51	2.40	1,748		.80		2.18
(1.04)	—	(1.04)	45.24	(3.13)	2,003		.79		1.91
(1.00)	—	(1.00)	47.76	9.49	2,275		.79		2.59
(1.03)	—	(1.03)	44.58	24.78	2,380		.80		2.07
(.98)	—	(.98)	36.67	16.13	2,159		.80		2.53

(.57)	(1.24)	(1.81)	48.91	14.20 [6]	11		.60	[7]	2.69	[7]
(1.11)	(.71)	(1.82)	44.59	2.54	9		.66		2.31
—	—	—	45.34	(.79)[6]	—	[10]	.02	[6]	.04	[6]

(.59)	(1.24)	(1.83)	48.98	14.26 [6]	1,205		.50	[7]	2.73	[7]
(1.16)	(.71)	(1.87)	44.64	2.71	1,117		.50		2.51
(1.18)	—	(1.18)	45.37	(2.84)	1,393		.49		2.21
(1.14)	—	(1.14)	47.90	9.83	1,509		.49		2.93
(1.15)	—	(1.15)	44.70	25.15	1,615		.49		2.37
(1.08)	—	(1.08)	36.77	16.49	1,381		.50		2.84

See page 39 for footnotes.

Capital World Growth and Income Fund	37

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-6:
Six months ended 5/31/2017[4,5]	$44.64	$.65	$5.53	$6.18
Year ended 11/30/2016	45.37	1.10	.07	1.17
Year ended 11/30/2015	47.89	1.05	(2.37)	(1.32)
Year ended 11/30/2014	44.70	1.31	3.04	4.35
Year ended 11/30/2013	36.77	.97	8.13	9.10
Year ended 11/30/2012	32.59	.99	4.29	5.28

	Six months ended	Year ended November 30
	May 31, 2017[4,5,6]	2016	2015	2014	2013	2012
Portfolio turnover rate for all share classes	20%	35%	35%	36%	24%	23%

See Notes to Financial Statements

38	Capital World Growth and Income Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]

$(.60)	$(1.24)	$(1.84)	$48.98	14.29%[6]	$11,247	.45%[7]	2.81%[7]
(1.19)	(.71)	(1.90)	44.64	2.77	8,951	.45	2.52
(1.20)	—	(1.20)	45.37	(2.78)	7,390	.45	2.26
(1.16)	—	(1.16)	47.89	9.87	6,334	.44	2.83
(1.17)	—	(1.17)	44.70	25.21	4,418	.45	2.38
(1.10)	—	(1.10)	36.77	16.55	2,518	.45	2.86

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.34 and .73 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Classes T and 529-T shares began investment operations on April 7, 2017.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class F-3 shares began investment operations on January 27, 2017.
[12]	Class R-2E shares began investment operations on August 29, 2014.
[13]	Class R-5E shares began investment operations on November 20, 2015.

Capital World Growth and Income Fund	39

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2016, through May 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	Capital World Growth and Income Fund

	Beginning account value 12/1/2016	Ending account value 5/31/2017	Expenses paid during period[1]	Annualized expense ratio
Class A - actual return	$1,000.00	$1,140.98	$4.11	.77%
Class A - assumed 5% return	1,000.00	1,021.09	3.88	.77
Class C - actual return	1,000.00	1,136.29	8.36	1.57
Class C - assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class T - actual return[2]	1,000.00	1,047.74	.86	.57
Class T - assumed 5% return[2]	1,000.00	1,022.09	2.87	.57
Class F-1 - actual return	1,000.00	1,140.65	4.43	.83
Class F-1 - assumed 5% return	1,000.00	1,020.79	4.18	.83
Class F-2 - actual return	1,000.00	1,142.23	2.94	.55
Class F-2 - assumed 5% return	1,000.00	1,022.19	2.77	.55
Class F-3 - actual return[3]	1,000.00	1,080.87	1.59	.45
Class F-3 - assumed 5% return[3]	1,000.00	1,022.69	2.27	.45
Class 529-A - actual return	1,000.00	1,140.65	4.48	.84
Class 529-A - assumed 5% return	1,000.00	1,020.74	4.23	.84
Class 529-C - actual return	1,000.00	1,136.27	8.63	1.62
Class 529-C - assumed 5% return	1,000.00	1,016.85	8.15	1.62
Class 529-E - actual return	1,000.00	1,139.32	5.71	1.07
Class 529-E - assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class 529-T - actual return[2]	1,000.00	1,047.74	.92	.61
Class 529-T - assumed 5% return[2]	1,000.00	1,021.89	3.07	.61
Class 529-F-1 - actual return	1,000.00	1,142.02	3.31	.62
Class 529-F-1 - assumed 5% return	1,000.00	1,021.84	3.13	.62
Class R-1 - actual return	1,000.00	1,136.63	8.26	1.55
Class R-1 - assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 - actual return	1,000.00	1,136.72	8.20	1.54
Class R-2 - assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-2E - actual return	1,000.00	1,138.29	6.56	1.23
Class R-2E - assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-3 - actual return	1,000.00	1,139.22	5.87	1.10
Class R-3 - assumed 5% return	1,000.00	1,019.45	5.54	1.10
Class R-4 - actual return	1,000.00	1,141.05	4.27	.80
Class R-4 - assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5E - actual return	1,000.00	1,141.95	3.20	.60
Class R-5E - assumed 5% return	1,000.00	1,021.94	3.02	.60
Class R-5 - actual return	1,000.00	1,142.61	2.67	.50
Class R-5 - assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 - actual return	1,000.00	1,142.85	2.40	.45
Class R-6 - assumed 5% return	1,000.00	1,022.69	2.27	.45

See page 42 for footnotes.

Capital World Growth and Income Fund	41

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 182 days.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 182 days.

42	Capital World Growth and Income Fund

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Capital World Growth and Income Fund	43

Offices of the fund and of the investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

44	Capital World Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2017, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income Fund®
Investment portfolio
May 31, 2017
unaudited
Common stocks 94.03% Financials 15.41%	Shares	Value (000)
Prudential PLC	63,471,799	$1,419,705
HDFC Bank Ltd.[1]	35,766,610	915,604
HDFC Bank Ltd. (ADR)	569,900	50,037
Barclays PLC	311,082,756	841,711
AIA Group Ltd.	107,883,196	764,903
UBS Group AG	45,156,000	717,983
Société Générale	11,816,826	619,518
Zurich Insurance Group AG	2,009,844	590,783
Siam Commercial Bank Public Co. Ltd., foreign registered	110,979,755	498,529
American International Group, Inc.	7,602,309	483,735
KB Financial Group Inc.	9,583,609	458,808
Kotak Mahindra Bank Ltd.	27,016,314	404,512
Kotak Mahindra Bank Ltd.	3,132,271	46,899
Intesa Sanpaolo SpA	138,867,541	397,480
Lloyds Banking Group PLC	403,952,784	367,402
Wells Fargo & Co.	7,132,300	364,746
Sampo Oyj, Class A	5,913,288	300,449
PNC Financial Services Group, Inc.	2,107,767	250,192
BB&T Corp.	5,793,420	241,296
Principal Financial Group, Inc.	3,681,000	231,572
CIT Group Inc.	5,064,600	228,160
Banco Santander, SA	32,936,000	213,889
JPMorgan Chase & Co.	2,512,000	206,361
Bangkok Bank PCL, nonvoting depository receipt	38,690,900	204,473
Banco Bilbao Vizcaya Argentaria, SA	24,781,565	201,884
Aberdeen Asset Management PLC	52,245,682	194,543
Citigroup Inc.	3,070,000	185,858
BNP Paribas SA	2,612,530	184,363
ABN AMRO Group NV, depository receipts	6,755,987	174,213
Credit Suisse Group AG	12,481,368	171,392
Julius Baer Group Ltd.	3,183,351	164,829
DBS Group Holdings Ltd	10,153,219	150,209
PICC Property and Casualty Co. Ltd., Class H	89,104,000	148,649
Goldman Sachs Group, Inc.	650,000	137,319
Bank of Montreal	1,960,096	131,563
Royal Bank of Canada	1,695,000	117,157
Fairfax Financial Holdings Ltd., subordinate voting (CAD denominated)	265,700	116,577
CME Group Inc., Class A	991,800	116,328
East West Bancorp, Inc.	2,019,000	110,500
BM&FBOVESPA SA - Bolsa de Valores, Mercadorias e Futuros, ordinary nominative	18,922,470	107,712
Grupo Financiero Santander México, SAB de CV, Class B (ADR)	9,750,000	89,115
Bank of Ireland[2]	232,668,301	62,772
HSBC Holdings PLC (HKD denominated)	3,260,400	28,326
HSBC Holdings PLC (GBP denominated)	2,786,072	24,252
Progressive Corp.	1,173,000	49,770
Bank Central Asia Tbk PT	37,014,900	47,658
Resona Holdings, Inc.	9,161,600	46,879
Capital World Growth and Income Fund — Page 1 of 11

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Akbank TAS	12,030,000	$32,497
Discovery Ltd.	3,102,000	30,303
Deutsche Börse AG	269,664	28,015
Invesco Ltd.	746,300	23,658
Housing Development Finance Corp. Ltd.	918,492	22,348
Janus Henderson Group PLC[2]	704,740	22,044
Itaú Unibanco Holding SA, preferred nominative (ADR)	1,912,000	20,860
Marsh & McLennan Companies, Inc.	245,600	19,049
Aon PLC, Class A	143,500	18,786
ING Groep NV	1,087,455	18,189
Chubb Ltd.	118,300	16,939
Bankia, SA	14,720,211	16,933
Moody’s Corp.	139,500	16,524
		13,866,760
Information technology 14.56%
Samsung Electronics Co., Ltd.	1,108,593	2,213,027
Alphabet Inc., Class A2	702,580	693,510
Alphabet Inc., Class C2	565,867	545,982
Broadcom Ltd.	4,831,454	1,157,037
Taiwan Semiconductor Manufacturing Co., Ltd.	146,220,000	986,823
Intel Corp.	21,821,000	787,956
Apple Inc.	5,156,829	787,757
Microsoft Corp.	9,563,200	667,894
Alibaba Group Holding Ltd. (ADR)[2]	5,181,280	634,500
Texas Instruments Inc.	7,254,400	598,415
Tencent Holdings Ltd.	16,662,100	572,185
SK hynix, Inc.	9,333,000	475,153
Micron Technology, Inc.[2]	14,133,000	434,872
Oracle Corp.	9,276,000	421,038
Accenture PLC, Class A	2,965,000	369,054
Nintendo Co., Ltd.	1,090,680	331,389
ASML Holding NV	2,438,193	321,826
Western Union Co.	10,558,165	200,816
Keyence Corp.	327,700	148,863
Delta Electronics, Inc.	25,269,126	139,455
AAC Technologies Holdings Inc.[1]	13,915,000	135,712
International Business Machines Corp.	500,000	76,315
Tableau Software, Inc., Class A2	1,139,700	70,673
QUALCOMM Inc.	865,000	49,539
HP Inc.	2,606,000	48,889
MediaTek Inc.	6,021,000	46,040
Murata Manufacturing Co., Ltd.	326,000	45,184
NetApp, Inc.	866,800	35,097
Motorola Solutions, Inc.	411,792	34,413
Visa Inc., Class A	263,400	25,084
Automatic Data Processing, Inc.	159,600	16,338
Amadeus IT Group SA, Class A, non-registered shares	271,182	15,795
Quanta Computer Inc.	5,970,000	13,655
Tata Consultancy Services Ltd.	129,262	5,102
		13,105,388
Capital World Growth and Income Fund — Page 2 of 11

unaudited
Common stocks Consumer discretionary 11.84%	Shares	Value (000)
Netflix, Inc.[2]	6,243,089	$1,018,060
Amazon.com, Inc.[2]	1,005,483	1,000,073
Hyundai Motor Co.	5,662,100	824,332
Sony Corp.	13,361,000	486,666
Priceline Group Inc.[2]	247,400	464,392
Home Depot, Inc.	2,925,000	449,017
LVMH Moët Hennessy-Louis Vuitton SE	1,739,800	443,943
Hyundai Mobis Co., Ltd.	1,469,181	360,209
Kering SA	1,035,061	342,309
Ctrip.com International, Ltd. (ADR)[2]	5,107,000	279,097
ProSiebenSat.1 Media SE	6,150,754	261,143
Viacom Inc., Class B	7,426,688	258,374
MGM Resorts International	7,898,700	250,547
Altice NV, Class A2	8,609,846	214,280
Altice NV, Class B2	1,294,460	32,275
Intercontinental Hotels Group PLC	4,084,228	230,121
Norwegian Cruise Line Holdings Ltd.[2]	4,362,000	217,969
NIKE, Inc., Class B	3,676,800	194,834
ITV PLC	76,766,687	193,567
Shimano Inc.	1,151,200	178,787
Industria de Diseño Textil, SA	4,228,000	172,859
Galaxy Entertainment Group Ltd.	29,873,000	172,701
Daimler AG	2,363,750	171,560
Greene King PLC[3]	16,455,403	159,969
Ocado Group PLC[2,3]	39,080,197	158,460
Bayerische Motoren Werke AG	1,659,100	155,232
McDonald’s Corp.	1,000,000	150,890
Carnival Corp., units	2,292,200	146,861
Six Flags Entertainment Corp.	2,400,000	144,912
Kingfisher PLC	32,018,806	134,119
Toyota Motor Corp.	2,350,500	125,898
General Motors Co.	3,400,000	115,362
Daily Mail and General Trust PLC, Class A, nonvoting	12,000,000	106,606
Las Vegas Sands Corp.	1,728,100	102,183
Wynn Resorts, Ltd.	732,900	94,324
Li & Fung Ltd.	209,500,000	86,300
Naspers Ltd., Class N	411,300	85,163
WPP PLC	3,559,000	79,973
Merlin Entertainments PLC	10,849,000	73,946
Yum China Holdings, Inc.[2]	1,890,000	72,595
Paddy Power Betfair PLC	680,828	71,318
DENSO Corp.	1,502,000	64,027
HUGO BOSS AG	819,000	61,669
Wynn Macau, Ltd.[2]	22,349,600	49,618
Astra International Tbk PT	63,601,100	41,780
Ferrari NV	479,476	41,474
Comcast Corp., Class A	847,200	35,320
Starbucks Corp.	502,500	31,964
YUM! Brands, Inc.	282,600	20,528
Lowe’s Companies, Inc.	200,000	15,754
Publicis Groupe SA	187,947	14,388
		10,657,748
Capital World Growth and Income Fund — Page 3 of 11

unaudited
Common stocks Health care 10.26%	Shares	Value (000)
AbbVie Inc.	27,284,095	$1,801,296
Amgen Inc.	9,676,869	1,502,237
Novartis AG	16,294,491	1,334,111
Stryker Corp.	5,175,500	739,890
Takeda Pharmaceutical Co. Ltd.	13,980,200	720,406
Medtronic PLC	7,664,000	645,922
Teva Pharmaceutical Industries Ltd. (ADR)	22,831,500	636,086
UnitedHealth Group Inc.	1,954,100	342,319
UCB SA	4,681,734	330,385
Thermo Fisher Scientific Inc.	1,203,000	207,866
Incyte Corp.[2]	1,263,800	163,447
Grifols, SA, Class B, preferred nonvoting, non-registered shares	6,770,000	145,295
Gilead Sciences, Inc.	2,119,020	137,503
Express Scripts Holding Co.[2]	2,280,000	136,230
Roche Holding AG, non-registered shares, nonvoting	300,281	82,406
AstraZeneca PLC	1,081,700	72,947
Illumina, Inc.[2]	355,382	63,031
Pfizer Inc.	1,667,000	54,428
GlaxoSmithKline PLC	2,111,000	46,334
Eli Lilly and Co.	353,100	28,096
Shanghai Pharmaceutical (Group) Co., Ltd., Class H	6,630,900	19,188
Danaher Corp.	144,600	12,282
Lupin Ltd.	505,299	9,093
		9,230,798
Industrials 8.44%
Boeing Co.	4,264,000	800,054
Lockheed Martin Corp.	2,160,399	607,353
Abertis Infraestructuras, SA, Class A, non-registered shares	31,853,649	582,723
Airbus SE, non-registered shares	6,788,798	557,246
General Dynamics Corp.	2,647,400	538,084
Union Pacific Corp.	3,774,352	416,311
CSX Corp.	7,137,726	386,651
BAE Systems PLC	44,659,700	382,941
CCR SA, ordinary nominative	64,837,274	332,206
General Electric Co.	10,792,641	295,502
Caterpillar Inc.	2,571,500	271,113
Babcock International Group PLC	17,747,999	213,353
Komatsu Ltd.	8,628,400	205,173
ASSA ABLOY AB, Class B	9,135,167	205,167
Edenred SA	7,169,000	189,091
Emerson Electric Co.	3,000,000	177,360
Ryanair Holdings PLC (ADR)[2]	1,627,235	173,691
Airports of Thailand PCL	139,170,100	173,656
Adecco Group AG	2,129,050	158,709
Groupe Eurotunnel SE	12,940,000	152,412
Nielsen Holdings PLC	3,297,195	126,876
Fosun International Ltd.	51,485,600	80,077
Capita PLC	9,488,500	71,213
Singapore Technologies Engineering Ltd	24,920,000	66,998
Alliance Global Group, Inc.	170,987,140	53,177
Industries Qatar QSC	1,869,119	52,564
Bunzl PLC	1,553,749	48,687
United Technologies Corp.	300,000	36,384
Waste Connections, Inc.	316,000	30,067
Capital World Growth and Income Fund — Page 4 of 11

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
IDEX Corp.	266,200	$28,875
Jardine Matheson Holdings Ltd.	429,000	27,409
Kawasaki Heavy Industries, Ltd.	9,372,000	26,910
Sydney Airport, units	4,485,227	24,796
Recruit Holdings Co., Ltd.	402,000	21,307
Norfolk Southern Corp.	154,100	19,113
Northrop Grumman Corp.	69,000	17,886
Safran SA	195,275	17,286
FANUC CORP.	79,900	15,706
Kubota Corp.	849,000	13,431
		7,597,558
Consumer staples 7.28%
Philip Morris International Inc.	10,823,800	1,296,691
Imperial Brands PLC	25,346,600	1,185,153
Altria Group, Inc.	10,415,100	785,715
Nestlé SA	9,133,052	779,358
Reynolds American Inc.	6,841,300	460,078
Thai Beverage PCL	483,846,400	305,977
Treasury Wine Estates Ltd.	30,507,000	295,140
British American Tobacco PLC	4,133,117	294,490
Pernod Ricard SA	2,094,493	284,459
Associated British Foods PLC	5,068,811	195,666
Kroger Co.	4,780,600	142,366
Procter & Gamble Co.	1,500,000	132,135
Seven & i Holdings Co., Ltd.	2,818,600	119,819
Japan Tobacco Inc.	2,697,500	101,348
Coca-Cola Co.	1,118,000	50,836
Shoprite Holdings Ltd.	1,498,000	23,872
Unilever PLC	361,500	20,175
Diageo PLC	659,200	19,764
Carlsberg A/S, Class B	159,035	17,317
Reckitt Benckiser Group PLC	147,700	15,106
Mondelez International, Inc.	311,600	14,518
Conagra Brands, Inc.	300,000	11,562
		6,551,545
Energy 6.48%
Royal Dutch Shell PLC, Class A	23,077,679	624,423
Royal Dutch Shell PLC, Class B	18,721,776	517,057
Royal Dutch Shell PLC, Class A (ADR)	974,206	53,007
Royal Dutch Shell PLC, Class A (EUR denominated)	1,816,081	49,268
Royal Dutch Shell PLC, Class B (ADR)	344,800	19,381
TOTAL SA	11,369,431	603,725
Suncor Energy Inc.	17,310,017	541,783
Canadian Natural Resources, Ltd.	17,823,448	513,784
EOG Resources, Inc.	5,647,587	510,034
BP PLC	84,657,118	509,060
Enbridge Inc. (CAD denominated)	8,329,278	320,629
TransCanada Corp.	6,864,511	318,669
Halliburton Co.	6,923,700	312,882
Chevron Corp.	2,127,600	220,164
Eni SpA	7,405,300	117,211
Eni SpA (ADR)	253,148	8,065
Golar LNG Ltd.	4,847,000	112,765
Capital World Growth and Income Fund — Page 5 of 11

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Kinder Morgan, Inc.	5,864,000	$110,009
Noble Energy, Inc.	3,000,000	86,070
Oil Search Ltd.	15,996,423	84,510
ConocoPhillips	1,382,000	61,762
Schlumberger Ltd.	866,300	60,286
Chesapeake Energy Corp.[2]	9,500,000	48,070
Southwestern Energy Co.[2]	5,469,414	33,145
		5,835,759
Utilities 4.73%
SSE PLC	36,508,937	707,951
Iberdrola, SA, non-registered shares	67,173,376	535,610
Dominion Energy, Inc.	4,926,422	397,907
EDP - Energias de Portugal, SA	96,857,013	356,225
Cheung Kong Infrastructure Holdings Ltd.	31,365,000	270,279
CMS Energy Corp.	4,763,300	225,828
Sempra Energy	1,900,800	221,424
National Grid PLC	15,229,808	213,791
Power Grid Corp. of India Ltd.	64,038,000	206,397
China Resources Gas Group Ltd.	65,850,000	201,964
Exelon Corp.	4,699,700	170,646
Power Assets Holdings Ltd.	17,456,000	156,358
Engie SA	10,072,030	153,706
Red Eléctrica de Corporación, SA	6,182,000	138,717
NextEra Energy, Inc.	694,000	98,159
Duke Energy Corp.	926,000	79,340
Huaneng Power International, Inc., Class H	82,420,000	65,788
AES Corp.	4,842,100	56,556
		4,256,646
Materials 3.87%
Vale SA, Class A, preferred nominative	58,528,700	466,464
Vale SA, Class A, preferred nominative (ADR)	13,473,900	106,444
Asahi Kasei Corp.	41,704,000	400,848
Rio Tinto PLC	7,421,800	296,680
Koninklijke DSM NV	3,442,572	256,242
Air Liquide SA, non-registered shares	2,044,000	249,130
Amcor Ltd.	21,409,988	244,039
HeidelbergCement AG	2,479,386	230,839
Fortescue Metals Group Ltd.	61,407,353	221,300
Nitto Denko Corp.	2,697,300	216,539
BASF SE	1,140,000	107,367
BHP Billiton PLC	6,085,405	91,972
Potash Corp. of Saskatchewan Inc.	5,236,800	86,512
Celanese Corp., Series A	875,000	75,731
LafargeHolcim Ltd.	1,244,139	74,696
Monsanto Co.	581,300	68,256
Akzo Nobel NV	784,978	65,703
Sherwin-Williams Co.	166,000	55,074
Wacker Chemie AG	499,985	54,818
AngloGold Ashanti Ltd.	1,929,156	21,844
AngloGold Ashanti Ltd. (ADR)	1,506,280	17,156
Newcrest Mining Ltd.	1,973,821	31,005
Capital World Growth and Income Fund — Page 6 of 11

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Shin-Etsu Chemical Co., Ltd.	255,000	$22,868
Agrium Inc.	215,000	19,851
		3,481,378
Telecommunication services 3.52%
Verizon Communications Inc.	22,766,793	1,061,843
Nippon Telegraph and Telephone Corp.	16,896,000	809,788
BT Group PLC	45,712,200	182,318
América Móvil, SAB de CV, Series L (ADR)	10,105,500	163,002
Singapore Telecommunications Ltd.	48,927,600	132,958
LG Uplus Corp.	7,995,381	115,689
MTN Group Ltd.	12,501,496	112,003
Vodafone Group PLC	30,900,200	92,168
Bezeq - The Israel Telecommunication Corp. Ltd.	47,540,000	82,483
Bharti Airtel Ltd.	14,202,712	81,789
Telia Co. AB	16,640,800	76,164
TDC A/S	12,455,304	74,358
CenturyLink, Inc.	2,793,553	69,699
BCE Inc.	1,156,000	52,381
MegaFon PJSC (GDR)	4,180,176	44,937
NTT DoCoMo, Inc.	625,100	15,335
		3,166,915
Real estate 2.86%
Cheung Kong Property Holdings Ltd.	76,280,856	572,653
Sun Hung Kai Properties Ltd.	25,893,750	383,129
Crown Castle International Corp. REIT	3,097,926	314,904
Lamar Advertising Co. REIT, Class A	3,524,000	246,715
Link REIT	30,613,391	241,606
SM Prime Holdings, Inc.	300,819,759	203,669
Sino Land Co. Ltd.	92,610,000	161,153
Wharf (Holdings) Ltd.	17,736,000	150,900
American Campus Communities, Inc. REIT	2,850,000	135,261
Fibra Uno Administración, SA de CV REIT	37,470,000	66,415
Public Storage REIT	145,000	31,226
Gaming and Leisure Properties, Inc. REIT	778,300	28,571
Iron Mountain Inc. REIT	775,000	27,063
Care Capital Properties, Inc. REIT	417,750	10,983
		2,574,248
Miscellaneous 4.78%
Other common stocks in initial period of acquisition		4,304,992
Total common stocks (cost: $65,316,828,000)		84,629,735
Rights & warrants 0.01% Financials 0.01%
Credit Suisse Group AG, rights, expire 2017[2]	11,031,368	5,125
Total rights & warrants (cost: $0)		5,125
Capital World Growth and Income Fund — Page 7 of 11

unaudited
Convertible stocks 0.12% Energy 0.08%	Shares	Value (000)
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	1,188,200	$50,356
Southwestern Energy Co., Series B, 6.25% convertible preferred 2018	1,592,000	24,310
		74,666
Real estate 0.04%
American Tower Corp., Series B, 5.50% depository share, convertible preferred 2018	296,200	35,099
Total convertible stocks (cost: $101,530,000)		109,765
Bonds, notes & other debt instruments 1.19% Corporate bonds & notes 0.78% Telecommunication services 0.30%	Principal amount (000)
CenturyLink, Inc. 7.50% 2024	$ 14,033	15,401
CenturyLink, Inc., Series T, 5.80% 2022	40,097	42,102
Frontier Communications Corp. 11.00% 2025	71,138	66,781
Numericable Group SA 6.00% 2022[4]	21,500	22,548
Numericable Group SA 6.25% 2024[4]	8,000	8,430
Sprint Corp. 11.50% 2021	33,950	43,796
T-Mobile US, Inc. 6.00% 2024	3,825	4,131
T-Mobile US, Inc. 6.50% 2024	11,400	12,372
T-Mobile US, Inc. 6.375% 2025	16,205	17,603
T-Mobile US, Inc. 6.50% 2026	31,401	34,737
		267,901
Energy 0.17%
Genel Energy Finance 3 Ltd. 7.50% 2019[4]	15,000	13,650
Kinder Morgan, Inc. 4.30% 2025	30,595	32,124
Kinder Morgan, Inc. 5.55% 2045	13,415	14,350
Petróleos Mexicanos 6.875% 2026	35,630	40,046
Petróleos Mexicanos 5.50% 2044	3,647	3,286
Petróleos Mexicanos 5.625% 2046	5,325	4,823
Petróleos Mexicanos 6.75% 2047	7,282	7,508
TransCanada Corp. 5.875% 2076	36,500	39,374
		155,161
Consumer staples 0.11%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 6.545% 2023[5,6]	100,000	100,650
Financials 0.09%
Discover Financial Services 10.25% 2019	4,334	4,956
HBOS PLC 6.75% 2018[4]	36,490	38,052
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)[4]	30,300	33,860
		76,868
Health care 0.06%
VPI Escrow Corp. 6.75% 2018[4]	4,901	4,950
VPI Escrow Corp. 6.375% 2020[4]	54,008	50,835
		55,785
Materials 0.05%
ArcelorMittal 6.75% 2022	24,365	27,532
CRH America, Inc. 8.125% 2018	15,540	16,594
		44,126
Capital World Growth and Income Fund — Page 8 of 11

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate 0.00%	Principal amount (000)	Value (000)
ERP Operating LP 5.75% 2017	$905	$906
Total corporate bonds & notes		701,397
Bonds & notes of governments & government agencies outside the U.S. 0.33%
Colombia (Republic of), Series B, 7.50% 2026	COP80,150,000	30,065
India (Republic of) 8.60% 2028	INR1,220,300	20,840
Indonesia (Republic of) 8.25% 2021	IDR66,000,000	5,226
Indonesia (Republic of), Series 68, 8.375% 2034	530,800,000	42,759
Pakistan (Islamic Republic of) 8.25% 2024	$6,590	7,376
Pakistan (Islamic Republic of) 8.25% 2025	8,139	9,191
Poland (Republic of), Series 1023, 4.00% 2023	PLN120,150	34,499
Poland (Republic of), Series 0726, 2.50% 2026	332,375	85,036
Portuguese Government 3.875% 2030	€49,240	57,992
Portuguese Republic 4.125% 2027	2,500	3,069
		296,053
U.S. Treasury bonds & notes 0.08% U.S. Treasury 0.08%
U.S. Treasury 0.75% 2017[7]	$77,600	77,422
Total U.S. Treasury bonds & notes		77,422
Total bonds, notes & other debt instruments (cost: $1,009,880,000)		1,074,872
Short-term securities 4.15%
ANZ New Zealand (International) Ltd. 1.02% due 6/8/2017[4]	6,350	6,349
Australia & New Zealand Banking Group, Ltd. 1.03% due 7/11/2017[4]	50,000	49,948
Bank of Montreal 1.09%–1.15% due 6/14/2017–8/15/2017	155,000	154,793
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.93%–0.96% due 6/12/2017–6/19/2017	146,600	146,540
BASF SE 0.93% due 6/26/2017[4]	50,000	49,968
Caisse d’Amortissement de la Dette Sociale 1.20% due 7/17/2017[4]	45,600	45,542
Canadian Imperial Bank of Commerce 0.90%–1.12% due 6/14/2017–6/22/2017[4]	125,000	124,946
Chariot Funding, LLC 0.90% due 6/8/2017–6/16/2017[4]	100,000	99,968
Ciesco LLC 1.16% due 8/23/2017[4]	75,000	74,798
Fairway Finance Corp. 1.12% due 8/8/2017[4]	50,000	49,893
Federal Home Loan Bank 0.76%–0.99% due 6/1/2017–10/20/2017	1,037,400	1,036,184
General Electric Co. 0.82% due 6/1/2017	30,000	29,999
Gotham Funding Corp. 1.05% due 7/10/2017[4]	48,000	47,944
Jupiter Securitization Co., LLC 0.79% due 6/7/2017[4]	20,075	20,071
Kells Funding, LLC 1.12%–1.13% due 7/19/2017–8/18/2017[4]	172,200	171,888
KfW 0.95%–1.06% due 7/5/2017–7/24/2017[4]	106,300	106,164
Mitsubishi UFJ Trust and Banking Corp. 1.01% due 6/20/2017[4]	75,000	74,962
Mizuho Bank, Ltd. 0.96%–1.12% due 6/26/2017–7/26/2017[4]	153,000	152,850
Nordea Bank AB 1.00%–1.03% due 7/7/2017–7/20/2017[4]	172,700	172,492
Old Line Funding, LLC 0.99% due 7/10/2017[4]	50,000	49,942
Société Générale 0.90% due 6/20/2017[4]	50,000	49,975
Sumitomo Mitsui Banking Corp. 0.91%–1.15% due 6/13/2017–8/1/2017[4]	120,000	119,854
Svenska Handelsbanken Inc. 1.01%–1.02% due 6/8/2017–7/10/2017[4]	129,000	128,904
Toronto-Dominion Bank 1.10% due 7/25/2017–8/7/2017[4]	80,000	79,858
Total Capital Canada Ltd. 1.02% due 7/5/2017–7/12/2017[4]	191,000	190,813
Toyota Credit Canada Inc. 1.15% due 7/27/2017	50,000	49,919
Capital World Growth and Income Fund — Page 9 of 11

unaudited
Short-term securities	Principal amount (000)	Value (000)
U.S. Treasury Bills 0.74%–0.89% due 6/29/2017–9/28/2017	$398,000	$397,414
Wal-Mart Stores, Inc. 0.85% due 6/19/2017[4]	50,000	49,979
Total short-term securities (cost: $3,731,997,000)		3,731,957
Total investment securities 99.50% (cost: $70,160,235,000)		89,551,454
Other assets less liabilities 0.50%		446,784
Net assets 100.00%		$89,998,238
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 5/31/2017 (000)
Purchases (000)	Sales (000)
USD92,560	GBP71,608	Citibank	6/8/2017	$277
USD179,950	GBP140,000	JPMorgan Chase	6/9/2017	(478)
				$(201)
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,051,316,000, which represented 1.17% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,089,433,000, which represented 2.32% of the net assets of the fund.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $100,650,000, which represented .11% of the net assets of the fund.
[6]	Coupon rate may change periodically.
[7]	A portion of this security was pledged as collateral. The total value of pledged collateral was $2,628,000, which represented less than .01% of the net assets of the fund.

Key to abbreviations and symbol
ADR = American Depositary Receipts	HKD = Hong Kong dollars
CAD = Canadian dollars	IDR = Indonesian rupiah
COP = Colombian pesos	INR = Indian rupees
EUR/€ = Euros	LIBOR = London Interbank Offered Rate
GBP = British pounds	PLN = Polish zloty
GDR = Global Depositary Receipts	USD/$ = U.S. dollars
Capital World Growth and Income Fund — Page 10 of 11

unaudited
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-033-0717O-S60629	Capital World Growth and Income Fund — Page 11 of 11

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 31, 2017